Schedule of Investments
November 30, 2025 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 99.98%

Beverages - 0.43%
The Coca-Cola Co.	4,325		316,244

Bottled & Canned Soft Drinks Carbonated Waters - 0.74%
Monster Beverage Corp. (2)	7,330		549,677

Business Services - 0.22%
Fair Isaac Corp. (2)	90		162,525

Computer Communications Equipment - 0.29%
Arista Networks, Inc. (2)	1,660		216,929

Computer Peripheral Equipment - 0.77%
Fortinet, Inc. (2)	935		75,857
Palo Alto Networks, Inc. (2)	2,580		490,535

			566,392

Electronic Computers - 5.04%
Apple, Inc.	13,360		3,725,436

Energy & Energy Services - 0.14%
Nextpower, Inc. (2)	1,090		99,866

Finance Services - 5.48%
American Express Co.	10,200		3,725,754
Coinbase Global, Inc. (2)	975		266,000
LPL Financial Holdings Inc.	165		58,747

			4,050,500

Fire, Marine & Casualty Insurance - 5.58%
Allstate Corp.	415		88,387
Berkley WR Corp.	1,145		88,955
Berkshire Hathaway, Inc. Class B (2)	5,560		2,856,784
Chubb Ltd. (2)	1,085		321,355
Kinsale Capital Group, Inc.	65		25,019
Markel Corp. (2)	25		52,011
Palomar Holdings, Inc. (2)	615		76,389
Skyward Specialty Insurance Group, Inc. (2)	1,280		62,669
The Hanover Insurance Group, Inc.	910		168,851
The Progressive Corp.	1,695		387,799

			4,128,218

Hospital & Medical Service Plans - 0.22%
Cigna Corp. (2)	575		159,436

Hotels & Motels - 0.41%
Hilton Worldwide Holdings, Inc.	430		122,563
Marriott International, Inc.	590		179,826

			302,389

Household Appliances - 0.11%
A.O. Smith Corp.	1,270		83,795

Industrial Instruments For Measurement, Display, and Control - 0.04%
Roper Technologies, Inc.	70		31,235

Insurance Agents, Brokers & Service - 1.05%
Arthur J. Gallagher & Co.	140		34,667
Brown & Brown, Inc.	420		33,781
CNA Financial Corp.	1,030		48,153
Hartford Insurance Group, Inc.	955		130,864
Marsh & McLenan Cos., Inc.	295		54,118
Mercury General Corp.	5,110		475,843

			777,425

Men's & Boys' Furnishings, Work Clothing - 0.06%
Cintas Corp.	220		40,924

Motor Vehicles & Passenger Car Bodies - 0.41%
Tesla, Inc. (2)	700		301,119

National Commercial Banks - 1.68%
JPMorgan Chase & Co.	3,970		1,242,928

Pharmaceutical Preparations - 3.70%
Eli Lilly & Co.	1,760		1,892,827
Vertex Pharmaceuticals, Inc. (2)	1,950		845,540

			2,738,367

Retail -Auto Dealers & Gasoline Stations - 0.43%
AutoZone, Inc. (2)	80		316,346

Retail - Auto & Home Supply Stores- 0.84%
O'Reilly Automotive, Inc. (2)	6,075		617,828

Retail - Building Materials, Hardware, Garden Supply - 0.35%
The Sherwin Williams Co. (2)	745		256,049

Retail -Catalog & Mail-Order Houses - 4.88%
Amazon.com, Inc. (2)	15,480		3,610,246

Retail - Eating & Drinking Places - 0.43%
McDonald's Corp.	1,030		321,175

Retail - Family Clothing Stores - 0.18%
The TJX Cos., Inc.	880		133,690

Retail-Variety Stores - 6.88%
Costco Wholesale Corp.	1,135		1,036,925
Walmart, Inc.	36,690		4,054,612

			5,091,537

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.63%
CME Group, Inc. Class A	1,110		312,421
Intercontinental Exchange, Inc.	995		156,514

			468,934

Security Brokers, Dealers & Flotation Companies - 1.55%
BlackRock, Inc.	190		198,987
Interactive Brokers Group, Inc.	4,160		270,483
Jefferies Financial Group, Inc.	1,865		107,349
Robinhood Markets, Inc. (2)	2,725		350,135
SEI Investments Co. (2)	1,320		106,735
Stifel Financial Corp.	940		114,680

			1,148,370

Semiconductors & Related Devices - 10.15%
Advanced Micro Devices, Inc. (2)	340		73,960
Broadcom, Inc.	7,590		3,058,466
NVIDIA Corp.	24,700		4,371,900

			7,504,327

Services - Business Services - 9.54%
Fleetcor Technologies, Inc. (2)	795		235,161
Healthequity, Inc. (2)	1,410		148,304
Mastercard, Inc. Class A	5,560		3,060,947
MSCI, Inc.	235		132,474
Visa, Inc. Class A	9,550		3,193,902
Uber Technologies, Inc. (2)	3,235		283,192

			7,053,980

Services - Services - Computer Integrated Systems Design - 0.22%
GoDaddy, Inc. (2)	1,260		161,104

Services - Computer Programming, Data Processing, Etc. - 16.04%
Alphabet, Inc. Class A	19,645		6,289,936
AppLovin Corp. Class A (2)	2,290		1,372,809
Meta Platforms, Inc. Class A	5,515		3,573,444
Reddit, Inc. (2)	1,690		365,834
Verisign, Inc.	325		81,897
Workday, Inc. Class A (2)	825		177,887

			11,861,807

Services - Consumer Credit Reporting, Collection Agencies- 2.60%
Moody's Corp.	1,430		701,815
S&P Global, Inc.	2,450		1,222,134

			1,923,949

Services - Prepackaged Software - 11.81%
AppFolio, Inc. Class A (2)	825		188,331
Cadence Design Systems, Inc. (2)	260		81,078
CrowdStrike Holdings, Inc. Class A (2)	1,130		575,351
Datadog, Inc. Class A (2)	1,005		160,810
Intuit, Inc.	360		228,269
Microsoft Corp.	7,555		3,717,136
Oracle Corp.	6,825		1,378,309
Palantir Technologies, Inc. Class A (2)	2,420		407,649
Paycom Software, Inc.	1,665		268,348
Salesforce, Inc.	3,105		715,827
ServiceNow, Inc. (2)	1,210		983,016
Synopsys, Inc. (2)	75		31,351

			8,735,474

Services - Video Tape Rental - 5.16%
Netflix, Inc. (2)	35,500		3,819,090

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.66%
Ecolab, Inc.	495		136,204
Procter & Gamble Co. (2)	2,355		348,917

			485,121

Software - 0.13%
PTC, Inc. (2)	240		42,103
Veeva Systems, Inc. (2)	220		52,864

			94,967

Surgical & Medical Instruments & Apparatus - 0.12%
Stryker Corp.	230		85,371

Transportation Services- 0.95%
Booking Holdings, Inc.	143		702,801

Total Common Stock	(Cost $ 35,915,943)		73,939,684

Money Market Registered Investment Companies (3) - 0.08%

Goldman Sachs Trust - Goldman Sachs Financial Square Treasury Instruments Fund - 3.81%	55,526		55,526

Total Money Market Registered Investment Companies	(Cost $ 55,526)		55,526

Total Investments - 100.06%	(Cost $ 35,971,468)		73,995,210

Liabilities Less Other Assets - (0.06%)			(43,481)

Total Net Assets - 100.00%			73,951,729

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$73,995,210	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$73,995,210		$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield on November 30, 2025.